NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2011
NATURE OF BUSINESS
NATURE OF BUSINESS

1. NATURE OF BUSINESS

On December 1, 2011, Nalco Holding Company (“Nalco”) merged into a wholly-owned subsidiary of Ecolab Inc. (“Ecolab” or “the company”), creating the global leader in water, hygiene and energy technologies and services that provide and protect clean water, safe food, abundant energy and healthy environments. The combined company develops and markets premium programs, products and services for the hospitality, foodservice, healthcare, industrial and energy markets in more than 160 countries. The company’s cleaning and sanitizing programs and products, pest elimination services, and equipment maintenance and repair services support customers in the foodservice, food and beverage processing, hospitality, healthcare, government and education, retail, textile care, commercial facilities management and vehicle wash sectors. The company’s technologies, chemicals and services are also used in water treatment, pollution control, energy conservation, oil production and refining, steelmaking, papermaking, mining and other industrial processes.